Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Provision

The following table summarizes the income tax provision:

	Successor	Predecessor
	Year ended December 31, 2012	January 1 through February 14, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income before taxes:
U.S.	$(33)	$8	$60	$48
Non U.S.	4	(53)	4	7

Total income before taxes	$(29)	$(45)	$64	$55

Current:
U.S. Federal	$7	$3	$17	$7
U.S. State and Local	2	—	2	1
Non U.S.	15	1	19	33

Total current	$24	$4	$38	$41

Deferred:
U.S. Federal	$(15)	$—	$4	$8
U.S. State and Local	(2)	—	1	2
Non U.S.	(10)	5	(11)	(18)

Total deferred	$(27)	$5	$(6)	$(8)

Income tax expense	$(3)	$9	$32	$33

Current and Non-current Deferred Income Tax Assets and Liabilities

Current and non-current deferred income tax assets and liabilities, as of December 31, are comprised of the following:

	Successor	Predecessor
	2012	2011
Assets
Asset retirement obligation	$—	$1
Inventory	1	4
Loss and credit carryforwards	80	59
Foreign Deductible taxes	36	—
Pension	5	3
Transaction Costs	8	—
Financial instruments	—	4
Other	—	1

Gross deferred tax assets	130	72
Valuation allowance	(80)	(58)

Net deferred tax asset	$50	$14

Liabilities
Property, plant and equipment	(94)	(42)
Intangible assets	(203)	(54)
Interest bearing loans	—	(1)

Total deferred tax liabilities	(297)	(97)

Net deferred tax liability	$(247)	$(83)

The deferred tax assets and liabilities are classified in the consolidated balance sheets as follows at December 31:

	Successor	Predecessor
	2012	2011
Current deferred tax asset	$4	$7
Current deferred tax liability	(2)	—
Noncurrent deferred tax liability	(249)	(90)

Net deferred tax liability	$(247)	$(83)

Effective Income Tax Rate

The Company’s effective income tax rate for the year ended December 21, 2012 is based upon the U.S. federal statutory rate of 35%. With respect to the Predecessor periods ended February 14, 2012, December 31, 2011 and 2010, the effective income tax rate is based upon the Luxembourg domestic tax rate of 28.59% as follows:

	Successor	Predecessor
	Year ended December 31, 2012	January 1 through February 14, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Tax at statutory rate	35%	28.59%	28.59%	28.59%
Non-taxable income.	—%	—%	(2)%	—%
Foreign tax rate differential	(4)%	(5)%	7%	9%
State taxes	(1)%	(1)%	4%	3%
Domestic manufacturing deduction	3%	—%	—%	—%
Transaction costs	(12)%	—%	—%	—%
Valuation allowance	(9)%	(6)%	32%	23%
Tax incentives	—%	2%	(19)%	(8)%
Non-deductible expenses	—%	—%	1%	1%
Net changes to tax contingency accruals	(1)%	—%	—%	2%
Stock options and other share based arrangements	—%	(38)%	—%	—%
Other	—%	(1)%	(2)%	2%
Effective tax rate	11%	(20)%	50%	61%

Unrecognized Tax Benefits, Excluding Interest and Penalties

The following table summarizes the Company’s unrecognized tax benefits, excluding interest and penalties:

	Successor	Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Beginning balance	$2	$2	$3
Increases for tax position in current years.	—	—	1
Lapse of statute of limitations	—	—	(2)

Ending balance	$2	$2	$2